Quarterly Holdings Report
for
Fidelity® Large Cap Value Index Fund
July 31, 2026
LC2-NPRT1-0926
1.9871047.110
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd (b)(c)	111,915	4,118,472
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	19,067	1,512,394
TOTAL AUSTRALIA		5,630,866
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	67,811	719,475
Liberty Global Ltd Class C (b)	49,697	514,861

TOTAL BELGIUM		1,234,336
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
RenaissanceRe Holdings Ltd	16,493	5,277,430
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	155,103	2,646,057
CANADA - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc (United States)	57,916	4,286,942
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Asset Management Ltd Class A (United States)	9,958	481,967
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	73,463	8,061,830
Materials - 0.0%
Metals & Mining - 0.0%
Almonty Industries Inc (United States) (b)	4,334	47,934
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (c)	53,523	1,784,992
TOTAL CANADA		14,663,665
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (b)	1,078	262,935
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	61,394	2,180,101
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	15,884	615,028
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish (c)	7,743	168,720
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (c)	35,714	3,409,973
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	1,044	157,926
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	28,026	5,120,630
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	23,251	4,073,808
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	94,459	6,768,932
UNITED STATES - 99.3%
Communication Services - 3.2%
Diversified Telecommunication Services - 1.2%
AST SpaceMobile Inc Class A (b)(c)	6,188	364,968
AT&T Inc	2,676,787	62,235,298
Comcast Corp Class A	1,400,740	33,561,730
Iridium Communications Inc	25,411	1,202,957
Space Exploration Technologies Corp Class A (c)	20,051	2,172,927
Verizon Communications Inc	1,654,333	77,439,328
		176,977,208
Entertainment - 0.8%
Electronic Arts Inc	85,367	17,915,119
Liberty Media Corp-Liberty Formula One Class A (b)	9,449	848,614
Liberty Media Corp-Liberty Formula One Class C (b)	85,721	8,411,802
Madison Square Garden Sports Corp Class A (b)	2,929	1,153,089
Roku Inc Class A (b)	2,947	427,344
TKO Group Holdings Inc Class A	15,051	2,736,422
Walt Disney Co/The	701,020	67,431,114
Warner Bros Discovery Inc (b)	950,593	25,000,596
		123,924,100
Interactive Media & Services - 0.7%
Match Group Inc	91,773	3,616,774
Meta Platforms Inc Class A	157,945	87,929,561
People Inc Class A (b)	25,069	1,042,118
Pinterest Inc Class A (b)	193,452	4,644,783
		97,233,236
Media - 0.3%
Charter Communications Inc Class A (b)(c)	30,916	4,482,202
EchoStar Corp Class A (b)	7,416	623,611
Fox Corp Class A	78,850	4,591,436
Fox Corp Class B	53,931	2,801,176
Liberty Broadband Corp Class A (b)	6,745	229,734
Liberty Broadband Corp Class C (b)	45,688	1,555,220
New York Times Co/The Class A	60,828	4,555,409
News Corp Class A	147,352	4,061,021
News Corp Class B	47,285	1,478,602
Nexstar Media Group Inc	11,253	2,144,034
NIQ Global Intelligence Plc (b)(c)	20,712	231,353
Omnicom Group Inc	111,853	8,802,832
Sirius XM Holdings Inc (c)	69,976	2,072,689
Trade Desk Inc (The) Class A (b)	117,135	2,113,115
Versant Media Group Inc Class A	55,800	2,008,242
		41,750,676
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	192,544	33,254,274
TOTAL COMMUNICATION SERVICES		473,139,494
Consumer Discretionary - 10.9%
Automobile Components - 0.1%
Aptiv PLC (b)	83,614	4,721,683
BorgWarner Inc	80,930	5,158,478
Gentex Corp	84,063	1,963,712
Lear Corp	19,944	2,605,484
QuantumScape Corp Class A (b)(c)	198,147	1,034,327
		15,483,684
Automobiles - 0.4%
Ford Motor Co	1,544,274	22,669,942
General Motors Co	356,250	31,656,375
Rivian Automotive Inc Class A (b)(c)	302,691	4,606,957
Thor Industries Inc	19,875	1,490,029
		60,423,303
Broadline Retail - 6.7%
Amazon.com Inc (b)	3,512,580	953,946,477
Dillard's Inc Class A	1,266	744,838
eBay Inc	137,242	15,646,960
Etsy Inc (b)	18,691	1,526,681
Macy's Inc	104,067	2,582,943
Ollie's Bargain Outlet Holdings Inc (b)	23,944	1,759,166
		976,207,065
Distributors - 0.0%
Genuine Parts Co	54,276	6,750,306
LKQ Corp	100,304	2,251,825
Pool Corp	12,704	2,359,260
		11,361,391
Diversified Consumer Services - 0.1%
ADT Inc	222,090	1,696,768
Bright Horizons Family Solutions Inc (b)	20,717	1,544,245
Duolingo Inc Class A (b)	15,200	2,049,112
Grand Canyon Education Inc (b)	7,709	1,120,426
H&R Block Inc	42,328	1,863,702
Liberty Live Holdings Inc Class A	7,738	732,943
Liberty Live Holdings Inc Class C	19,060	1,879,316
Service Corp International/US	52,972	4,565,657
		15,452,169
Hotels, Restaurants & Leisure - 1.2%
Aramark	103,485	5,895,540
Boyd Gaming Corp	20,164	1,715,150
Caesars Entertainment Inc (b)	79,767	2,373,068
Carnival Corp Ltd	503,975	14,015,545
Churchill Downs Inc	21,922	1,848,025
Domino's Pizza Inc	11,163	3,878,473
Flutter Entertainment PLC (b)(c)	55,953	5,845,410
Hyatt Hotels Corp Class A (c)	970	168,838
Marriott International Inc/MD Class A1	21,795	8,125,830
McDonald's Corp	280,608	75,943,750
MGM Resorts International (b)	73,490	3,275,449
Norwegian Cruise Line Holdings Ltd (b)	180,434	3,343,442
Royal Caribbean Cruises Ltd	43,028	13,695,812
Starbucks Corp	203,068	21,372,907
Texas Roadhouse Inc	17,676	3,631,357
Travel + Leisure Co	16,562	1,259,043
Vail Resorts Inc (c)	2,580	385,400
Wyndham Hotels & Resorts Inc	2,645	198,005
Wynn Resorts Ltd	4,490	445,902
Yum! Brands Inc	76,578	11,737,876
		179,154,822
Household Durables - 0.5%
DR Horton Inc	99,303	14,206,287
Garmin Ltd	64,915	19,070,729
Lennar Corp Class A	81,265	6,692,173
Lennar Corp Class B	3,041	245,408
Mohawk Industries Inc (b)	19,776	2,434,426
NVR Inc (b)	624	3,835,759
PulteGroup Inc	74,724	9,450,344
SharkNinja Inc (b)(c)	28,172	4,557,384
Somnigroup International Inc	67,099	4,383,578
Toll Brothers Inc	37,238	5,432,652
Whirlpool Corp (c)	24,806	930,225
		71,238,965
Leisure Products - 0.0%
Brunswick Corp/DE	25,522	2,016,238
Hasbro Inc	41,687	3,916,077
Mattel Inc (b)	114,022	1,720,592
YETI Holdings Inc (b)	29,765	1,456,699
		9,109,606
Specialty Retail - 1.6%
AutoNation Inc (b)	9,727	2,066,015
AutoZone Inc (b)	5,622	16,957,358
Bath & Body Works Inc	79,416	1,597,850
Best Buy Co Inc	77,756	6,707,233
CarMax Inc (b)	55,900	3,200,834
Dick's Sporting Goods Inc	24,955	4,888,934
Five Below Inc (b)	12,879	2,796,417
Floor & Decor Holdings Inc Class A (b)	42,068	2,421,855
GameStop Corp Class A (b)(c)	161,815	3,514,622
Gap Inc/The	87,845	1,764,806
Home Depot Inc/The	102,411	33,996,356
Lithia Motors Inc	8,869	3,418,290
Lowe's Cos Inc	221,527	46,035,526
O'Reilly Automotive Inc (b)	327,921	29,299,741
Penske Automotive Group Inc	6,964	1,513,347
Ross Stores Inc	16,008	4,019,129
TJX Cos Inc/The	237,592	37,382,725
Tractor Supply Co	207,724	6,391,667
Ulta Beauty Inc (b)	13,410	6,877,050
Valvoline Inc (b)	5,242	201,344
Wayfair Inc Class A (b)	41,112	3,490,409
Williams-Sonoma Inc	40,202	9,192,589
		227,734,097
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co	8,520	505,917
Crocs Inc (b)	19,099	2,444,863
Deckers Outdoor Corp (b)	51,262	4,966,263
Lululemon Athletica Inc (b)	39,409	4,684,548
NIKE Inc Class B	466,305	19,449,582
PVH Corp	17,923	1,553,207
Ralph Lauren Corp Class A	5,333	2,028,353
VF Corp	138,744	1,986,814
		37,619,547
TOTAL CONSUMER DISCRETIONARY		1,603,784,649
Consumer Staples - 7.3%
Beverages - 1.6%
Brown-Forman Corp Class A	17,057	498,406
Brown-Forman Corp Class B	53,107	1,525,764
Coca-Cola Co/The	1,359,389	119,068,884
Coca-Cola Consolidated Inc	19,737	3,708,582
Constellation Brands Inc Class A	54,542	7,103,005
Keurig Dr Pepper Inc	511,985	15,932,973
Molson Coors Beverage Co Class B	60,488	2,513,881
Monster Beverage Corp (b)	150,572	14,512,129
PepsiCo Inc	475,524	66,364,129
Primo Brands Corp Class A	96,412	2,188,552
		233,416,305
Consumer Staples Distribution & Retail - 2.5%
Albertsons Cos Inc Class A	131,044	1,517,490
BJ's Wholesale Club Holdings Inc (b)	50,990	4,985,802
Casey's General Stores Inc	1,688	1,470,248
Costco Wholesale Corp	98,658	93,911,564
Dollar General Corp	86,912	11,042,170
Dollar Tree Inc (b)	73,207	9,312,662
Kroger Co/The	220,208	12,714,810
Maplebear Inc (b)	32,319	1,441,427
Performance Food Group Co (b)	59,425	6,797,626
Sprouts Farmers Market Inc (b)	36,978	3,223,002
Sysco Corp	99,190	8,454,956
Target Corp	179,342	25,913,126
US Foods Holding Corp (b)	86,629	8,714,011
Walmart Inc	1,585,444	176,301,373
		365,800,267
Food Products - 0.8%
Archer-Daniels-Midland Co	189,506	15,022,141
Bunge Global SA	52,456	5,572,401
Campbell's Company/The (c)	78,355	1,722,243
Conagra Brands Inc	188,238	2,731,333
Darling Ingredients Inc (b)	61,850	3,750,584
Freshpet Inc (b)	19,118	1,138,286
General Mills Inc	210,687	7,532,060
Hershey Co/The	51,751	9,059,013
Hormel Foods Corp	114,468	2,862,845
Ingredion Inc	24,724	2,459,049
JBS NV Class A	128,936	1,807,683
JM Smucker Co	41,283	4,923,411
Kraft Heinz Co/The	337,872	8,733,991
Lamb Weston Holdings Inc	52,109	2,738,328
McCormick & Co Inc/MD	100,574	5,119,217
Mondelez International Inc	507,246	31,606,498
Pilgrim's Pride Corp	16,816	460,085
Post Holdings Inc (b)	16,066	1,468,593
Seaboard Corp	96	423,672
Smithfield Foods Inc	18,072	470,595
Tyson Foods Inc Class A	108,769	6,304,251
		115,906,279
Household Products - 1.2%
Church & Dwight Co Inc	93,565	9,245,158
Clorox Co/The	47,584	4,545,700
Colgate-Palmolive Co	178,903	16,333,844
Kimberly-Clark Corp	88,543	9,678,635
Procter & Gamble Co/The	921,392	133,131,930
Reynolds Consumer Products Inc	21,620	539,202
		173,474,469
Personal Care Products - 0.1%
elf Beauty Inc (b)(c)	22,811	1,890,804
Estee Lauder Cos Inc/The Class A	80,039	6,715,272
Kenvue Inc	749,030	14,411,337
		23,017,413
Tobacco - 1.1%
Altria Group Inc	660,430	45,127,182
Philip Morris International Inc	616,187	117,580,803
		162,707,985
TOTAL CONSUMER STAPLES		1,074,322,718
Energy - 5.9%
Energy Equipment & Services - 0.5%
Baker Hughes Co Class A	392,277	23,728,836
Halliburton Co	329,170	10,615,733
NOV Inc	141,077	2,741,126
SLB Ltd	590,764	29,295,987
Weatherford International PLC	27,880	2,447,584
		68,829,266
Oil, Gas & Consumable Fuels - 5.4%
Antero Midstream Corp	130,371	2,864,251
Antero Resources Corp (b)	117,241	4,237,090
APA Corp	139,302	5,198,751
Cheniere Energy Inc	77,131	20,329,418
Chevron Corp	733,079	144,291,940
Chord Energy Corp	22,240	3,122,051
ConocoPhillips	481,865	58,055,095
Devon Energy Corp	445,354	20,098,826
Diamondback Energy Inc	75,676	15,358,444
DT Midstream Inc	40,175	5,544,150
EOG Resources Inc	211,576	31,459,235
EQT Corp	238,344	12,701,352
Expand Energy Corp	89,851	8,448,690
ExxonMobil Holdings Corp	1,644,379	255,602,272
HF Sinclair Corp	61,138	5,592,293
Kinder Morgan Inc	768,341	24,725,213
Marathon Petroleum Corp	56,941	18,020,118
Matador Resources Co	41,539	2,072,381
Occidental Petroleum Corp	286,511	16,351,183
ONEOK Inc	249,042	22,615,504
Ovintiv Inc	111,702	6,976,907
Permian Resources Holdings Inc/DE Class A	273,858	5,835,914
Phillips 66	148,708	31,478,509
Range Resources Corp	92,116	3,697,536
Valero Energy Corp	102,841	32,178,949
Viper Energy Inc Class A	74,809	3,337,229
Williams Cos Inc/The	481,753	34,464,610
		794,657,911
TOTAL ENERGY		863,487,177
Financials - 19.4%
Banks - 6.6%
Bank of America Corp	2,435,185	150,859,711
Bank OZK	40,590	2,082,267
BOK Financial Corp	7,456	1,053,458
Central BanCo Inc	7,773	254,954
Citigroup Inc	568,805	75,338,222
Citizens Financial Group Inc	166,927	11,960,320
Columbia Banking System Inc	113,891	3,561,372
Commerce Bancshares Inc/MO	53,481	3,169,819
Cullen/Frost Bankers Inc	23,321	3,879,215
East West Bancorp Inc	53,721	7,037,451
Fifth Third Bancorp	357,323	20,188,750
First Citizens BancShares Inc/NC Class A	3,163	6,916,374
First Hawaiian Inc	47,835	1,329,335
First Horizon Corp	187,090	4,796,988
FNB Corp/PA	138,699	2,621,411
Huntington Bancshares Inc/OH	795,843	13,561,165
JPMorgan Chase & Co	1,056,483	371,660,156
KeyCorp	365,894	8,265,545
M&T Bank Corp	57,984	14,280,879
Pinnacle Financial Partners Inc	55,473	5,837,424
PNC Financial Services Group Inc/The	158,670	39,646,873
Prosperity Bancshares Inc	45,469	3,404,264
Regions Financial Corp	337,359	10,441,261
SOUTHSTATE BANK CORP	38,305	4,025,472
TFS Financial Corp (c)	20,545	378,233
Truist Financial Corp	492,516	25,532,029
US Bancorp	614,928	38,746,613
Webster Financial Corp	63,705	4,919,300
Wells Fargo & Co	1,210,402	104,639,253
Western Alliance Bancorp	34,188	2,751,792
Wintrust Financial Corp	26,210	4,181,543
Zions Bancorp NA	57,311	3,994,577
		951,316,026
Capital Markets - 5.1%
Affiliated Managers Group Inc	10,082	3,697,372
Ameriprise Financial Inc	32,820	17,914,469
Bank of New York Mellon Corp/The	254,173	39,734,865
Blackrock Inc	60,334	65,787,590
Blackstone Inc	61,639	7,874,382
Blue Owl Capital Inc Class A	260,058	2,678,597
Carlyle Group Inc/The	104,836	4,824,553
Cboe Global Markets Inc	41,389	12,840,109
Charles Schwab Corp/The	597,382	62,868,482
CME Group Inc Class A	142,772	38,232,914
Coinbase Global Inc Class A (b)	86,795	12,694,637
Evercore Inc Class A	14,494	4,646,197
FactSet Research Systems Inc	14,305	3,765,076
Franklin Resources Inc	105,909	3,586,079
Galaxy Digital Inc Class A (b)(c)	73,858	1,551,757
Goldman Sachs Group Inc/The	113,941	116,035,236
Hamilton Lane Inc Class A	15,547	1,382,284
Houlihan Lokey Inc Class A	21,531	2,701,925
Interactive Brokers Group Inc Class A	103,015	9,064,290
Intercontinental Exchange Inc	222,053	33,858,641
Invesco Ltd	142,177	4,208,439
Jefferies Financial Group Inc	59,893	3,270,158
KKR & Co Inc Class A	211,638	21,466,442
Lazard Inc	30,641	1,298,566
LPL Financial Holdings Inc	20,364	7,202,747
MarketAxess Holdings Inc	13,815	2,242,175
Moody's Corp	31,869	15,245,492
Morgan Stanley	442,837	93,181,762
Morningstar Inc	7,186	1,383,808
MSCI Inc	26,347	15,076,807
Nasdaq Inc	176,591	16,633,106
Northern Trust Corp	68,830	12,540,138
Raymond James Financial Inc	69,826	12,287,979
Robinhood Markets Inc Class A (b)	52,188	4,517,393
S&P Global Inc	116,808	48,116,719
SEI Investments Co	40,182	4,137,942
State Street Corp	105,696	19,464,975
Stifel Financial Corp	58,889	4,882,487
T Rowe Price Group Inc	83,214	9,299,165
TPG Inc Class A	57,327	2,502,897
Tradeweb Markets Inc Class A	42,523	4,273,562
Virtu Financial Inc Class A	32,658	1,918,004
		750,890,218
Consumer Finance - 0.9%
Ally Financial Inc	98,206	4,255,266
American Express Co	148,705	50,002,056
Capital One Financial Corp	246,327	51,484,806
Credit Acceptance Corp (b)	1,301	740,152
Figure Technology Solutions Inc Class A	30,046	748,446
OneMain Holdings Inc	45,595	2,853,335
SLM Corp	73,620	1,913,752
SoFi Technologies Inc Class A (b)(c)	439,683	7,171,230
Synchrony Financial	132,696	10,057,030
		129,226,073
Financial Services - 3.4%
Apollo Global Management Inc	165,886	20,833,623
Berkshire Hathaway Inc Class B (b)	735,823	376,402,897
Block Inc Class A (b)	205,725	16,713,099
Chime Financial Inc Class A (b)	97,337	2,237,778
Corebridge Financial Inc	97,245	3,033,072
Corpay Inc (b)	15,870	6,064,086
Equitable Holdings Inc	51,200	2,439,680
Euronet Worldwide Inc (b)	13,931	993,698
Fidelity National Information Services Inc	204,439	9,152,734
Fiserv Inc (b)	209,520	11,301,509
Global Payments Inc	90,886	7,641,695
Jack Henry & Associates Inc	28,411	4,376,430
MGIC Investment Corp	82,037	2,464,391
PayPal Holdings Inc	353,908	20,247,077
Rocket Cos Inc Class A (b)	382,733	4,937,256
Shift4 Payments Inc Class A (b)(c)	13,777	730,181
UWM Holdings Corp Class A (c)	99,904	181,824
Voya Financial Inc	36,442	3,623,428
Western Union Co/The (c)	122,546	779,393
WEX Inc (b)	12,570	2,350,087
		496,503,938
Insurance - 3.3%
AFLAC Inc	179,903	22,934,034
Allstate Corp/The	101,352	26,765,036
American Financial Group Inc/OH	26,177	3,709,804
American International Group Inc	210,521	16,542,740
Aon PLC	82,228	29,647,305
Arch Capital Group Ltd (b)	137,355	13,808,298
Arthur J Gallagher & Co	100,736	25,125,573
Assurant Inc	19,561	5,461,236
Assured Guaranty Ltd	16,525	1,366,948
Axis Capital Holdings Ltd	28,940	3,047,961
Brighthouse Financial Inc (b)	22,445	1,389,570
Brown & Brown Inc	116,551	8,205,190
Chubb Ltd	139,034	48,756,443
Cincinnati Financial Corp	60,144	10,686,386
CNA Financial Corp	7,848	411,785
Everest Group Ltd	15,629	5,847,590
Fidelity National Financial Inc	100,510	5,185,311
First American Financial Corp	38,526	2,889,065
Globe Life Inc	30,840	5,620,590
Hanover Insurance Group Inc/The	13,725	3,192,847
Hartford Insurance Group Inc/The	108,142	15,346,431
Kinsale Capital Group Inc	8,630	3,075,905
Lincoln National Corp	67,857	3,094,958
Loews Corp	66,059	7,663,505
Markel Group Inc (b)	4,884	9,193,349
Marsh & McLennan Cos Inc	190,560	36,147,326
MetLife Inc	213,512	20,524,909
Old Republic International Corp	89,037	3,847,289
Primerica Inc	12,363	3,955,665
Principal Financial Group Inc	84,558	9,614,245
Progressive Corp/The	230,814	48,798,696
Prudential Financial Inc	137,466	16,781,849
Reinsurance Group of America Inc	25,865	6,126,125
RLI Corp	32,335	1,980,195
Ryan Specialty Holdings Inc Class A	37,396	1,651,407
Travelers Companies Inc/The	83,773	31,361,260
Unum Group	62,580	5,388,764
W R Berkley Corp	89,632	6,501,905
White Mountains Insurance Group Ltd	950	1,992,844
Willis Towers Watson PLC	37,277	12,522,090
		486,162,429
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp	452,668	4,825,441
Annaly Capital Management Inc	289,933	6,587,278
Rithm Capital Corp	219,657	2,170,210
Starwood Property Trust Inc	138,124	2,207,222
		15,790,151
TOTAL FINANCIALS		2,829,888,835
Health Care - 12.6%
Biotechnology - 2.6%
AbbVie Inc	643,747	161,541,872
Amgen Inc	62,404	24,035,525
Arrowhead Pharmaceuticals Inc (b)	19,798	1,675,901
Biogen Inc (b)	58,227	11,817,170
BioMarin Pharmaceutical Inc (b)	75,747	4,546,335
Bridgebio Pharma Inc (b)	3,713	297,374
Caris Life Sciences Inc (b)	5,049	79,117
Exelixis Inc (b)	73,349	3,889,697
Gilead Sciences Inc	490,865	63,915,532
Incyte Corp (b)	65,471	7,825,094
Ionis Pharmaceuticals Inc (b)	3,628	187,821
Moderna Inc (b)	143,762	7,881,033
Neurocrine Biosciences Inc (b)	5,454	909,727
Regeneron Pharmaceuticals Inc	39,935	30,455,629
Roivant Sciences Ltd (b)	193,311	6,555,176
United Therapeutics Corp (b)	16,360	8,469,736
Vertex Pharmaceuticals Inc (b)	100,456	47,927,558
Viking Therapeutics Inc (b)	41,701	1,323,590
		383,333,887
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	684,692	72,371,945
Align Technology Inc (b)	26,428	4,470,560
Baxter International Inc	202,974	5,309,800
Becton Dickinson & Co	112,313	18,601,279
Boston Scientific Corp (b)	585,876	27,377,985
Cooper Cos Inc/The (b)	76,803	5,554,393
Edwards Lifesciences Corp (b)	225,216	19,384,341
Envista Holdings Corp (b)	63,977	1,747,212
GE HealthCare Technologies Inc	179,452	12,206,325
Globus Medical Inc Class A (b)	44,287	3,489,373
IDEXX Laboratories Inc (b)	4,994	2,791,996
Medline Inc Class A (c)	177,237	6,961,869
Medtronic PLC	506,816	43,277,018
ResMed Inc	57,407	12,111,729
Solventum Corp (b)	58,370	4,987,133
STERIS PLC	38,680	8,834,512
Stryker Corp	136,641	44,503,974
Teleflex Inc	17,441	2,384,359
Zimmer Biomet Holdings Inc	76,495	7,185,175
		303,550,978
Health Care Providers & Services - 2.6%
Cardinal Health Inc	50,154	11,536,925
Centene Corp (b)	179,252	11,153,059
Chemed Corp	5,144	2,737,894
Cigna Group/The	103,170	28,789,589
CVS Health Corp	507,114	52,957,915
DaVita Inc (b)	12,053	2,893,805
Elevance Health Inc	85,781	32,239,931
Encompass Health Corp	38,874	4,317,735
Ensign Group Inc/The	22,321	3,976,709
Guardant Health Inc (b)	5,628	911,680
HCA Healthcare Inc	59,009	23,756,433
Henry Schein Inc (b)	38,947	3,339,705
Humana Inc	47,454	17,266,612
Labcorp Holdings Inc	32,412	10,021,790
McKesson Corp	3,033	2,596,824
Molina Healthcare Inc (b)	20,333	3,977,541
Quest Diagnostics Inc	43,629	10,165,993
Tenet Healthcare Corp (b)	33,743	8,597,042
UnitedHealth Group Inc	356,789	147,853,363
Universal Health Services Inc Class B	20,113	3,387,834
		382,478,379
Health Care Technology - 0.1%
Doximity Inc Class A (b)	51,419	1,075,170
Veeva Systems Inc Class A (b)	58,946	12,012,016
		13,087,186
Life Sciences Tools & Services - 1.7%
Agilent Technologies Inc	111,593	15,441,123
Avantor Inc (b)	260,359	3,587,747
Bio-Rad Laboratories Inc Class A (b)	7,171	2,334,017
Bio-Techne Corp	61,779	4,453,648
Bruker Corp	43,807	2,752,832
Charles River Laboratories International Inc (b)	19,368	4,503,254
Danaher Corp	249,688	48,684,166
Illumina Inc (b)	60,027	12,311,538
IQVIA Holdings Inc (b)	65,748	15,452,095
Mettler-Toledo International Inc (b)	7,984	11,307,739
QIAGEN NV	81,223	3,362,632
Repligen Corp (b)	21,029	2,965,299
Revvity Inc	44,107	4,962,920
Sotera Health Co (b)	110,318	1,970,279
Thermo Fisher Scientific Inc	146,902	84,365,820
Waters Corp (b)	38,836	14,653,211
West Pharmaceutical Services Inc	27,626	9,419,361
		242,527,681
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co	806,899	52,698,574
Elanco Animal Health Inc (b)	195,210	5,147,688
Jazz Pharmaceuticals PLC (b)	23,563	5,958,140
Johnson & Johnson	952,086	244,067,246
Merck & Co Inc	977,522	127,273,364
Organon & Co	103,498	1,402,398
Pfizer Inc	2,249,821	56,268,023
Royalty Pharma PLC Class A	163,459	9,550,909
Viatris Inc	459,176	8,063,131
Zoetis Inc Class A	35,379	2,734,443
		513,163,916
TOTAL HEALTH CARE		1,838,142,027
Industrials - 10.9%
Aerospace & Defense - 2.0%
AeroVironment Inc (b)(c)	15,052	2,248,317
Boeing Co (b)	105,881	22,885,119
BWX Technologies Inc	1,868	315,132
Curtiss-Wright Corp	7,129	5,161,396
General Dynamics Corp	101,112	38,768,363
Hexcel Corp	24,406	2,512,598
Honeywell Aerospace Inc	125,388	25,922,715
Huntington Ingalls Industries Inc	15,478	5,052,793
Kratos Defense & Security Solutions Inc (b)	68,083	3,172,668
L3Harris Technologies Inc	73,506	20,365,572
Leonardo DRS Inc	29,893	1,376,573
Loar Holdings Inc (b)(c)	17,432	1,193,220
Northrop Grumman Corp	52,785	28,634,807
RTX Corp	532,973	114,706,450
StandardAero Inc (b)	90,168	2,642,824
Textron Inc	68,371	5,829,311
TransDigm Group Inc	10,963	13,751,768
		294,539,626
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	3,605	532,566
Expeditors International of Washington Inc	52,340	8,787,363
FedEx Corp	86,505	26,591,637
GXO Logistics Inc (b)	45,097	2,262,065
United Parcel Service Inc Class B	295,089	30,754,176
		68,927,807
Building Products - 0.7%
A O Smith Corp	44,143	2,654,319
Advanced Drainage Systems Inc	28,718	3,976,869
Allegion plc	33,615	5,291,001
Armstrong World Industries Inc	12,369	2,160,370
Builders FirstSource Inc (b)	41,390	2,749,952
Carlisle Cos Inc	14,238	5,124,541
Carrier Global Corp	308,534	19,070,487
Fortune Brands Innovations Inc	45,802	2,256,207
Hayward Holdings Inc (b)	82,354	1,246,015
Johnson Controls International plc	226,384	33,201,477
Lennox International Inc	8,791	3,656,001
Louisiana-Pacific Corp	25,053	1,814,589
Masco Corp	79,701	5,697,027
Owens Corning	31,478	4,372,294
Simpson Manufacturing Co Inc	16,254	3,051,526
Trex Co Inc (b)	40,728	1,765,965
		98,088,640
Commercial Services & Supplies - 0.5%
Clean Harbors Inc (b)	16,289	5,096,502
Copart Inc (b)	348,472	10,147,505
GFL Environmental Inc Subordinate Voting Shares (United States)	102,743	4,245,341
MSA Safety Inc	14,372	2,734,560
Republic Services Inc	78,620	16,553,441
Tetra Tech Inc	102,697	3,405,433
Veralto Corp	96,979	9,132,512
Waste Management Inc	107,473	24,348,008
		75,663,302
Construction & Engineering - 0.1%
AECOM	50,922	3,686,244
API Group Corp (b)	150,649	5,977,752
Dycom Industries Inc (b)	7,056	2,829,950
Everus Construction Group Inc (b)	2,760	346,187
Primoris Services Corp	20,096	1,696,303
Valmont Industries Inc	7,484	3,605,043
WillScot Holdings Corp	69,767	1,693,943
		19,835,422
Electrical Equipment - 1.0%
Acuity Inc	11,947	3,923,275
AMETEK Inc	90,371	21,843,574
Eaton Corp PLC	129,812	53,897,943
Emerson Electric Co	221,993	33,258,992
Generac Holdings Inc (b)	22,866	4,507,117
Hubbell Inc	20,928	9,889,526
Nextpower Inc Class A (b)	58,476	5,255,238
nVent Electric PLC	37,581	5,781,085
Regal Rexnord Corp	26,205	5,378,052
Rockwell Automation Inc	7,844	3,765,748
Sensata Technologies Holding PLC	57,102	2,643,252
X-Energy Inc Class A (c)	16,527	269,555
		150,413,357
Ground Transportation - 1.5%
Avis Budget Group Inc (b)(c)	4,775	656,276
CSX Corp	733,750	36,981,000
Fedex Freight Holding Co Inc	43,252	6,078,204
JB Hunt Transport Services Inc	29,703	8,071,790
Knight-Swift Transportation Holdings Inc	62,455	4,342,496
Landstar System Inc	8,997	1,572,406
Lyft Inc Class A (b)	128,432	2,036,932
Norfolk Southern Corp	88,878	29,816,791
Old Dominion Freight Line Inc	58,461	12,401,917
Ryder System Inc	14,822	3,800,657
Saia Inc (b)	10,539	3,663,673
Schneider National Inc Class B	20,352	727,380
U-Haul Holding Co (b)(c)	2,852	202,235
U-Haul Holding Co Class N	37,960	2,375,537
Uber Technologies Inc (b)	697,759	49,094,323
Union Pacific Corp	218,630	63,868,382
		225,689,999
Industrial Conglomerates - 0.4%
3M Co	177,556	31,299,572
Honeywell International Inc	125,388	30,475,553
		61,775,125
Machinery - 2.5%
AGCO Corp	23,633	2,414,347
Allison Transmission Holdings Inc	27,910	3,196,811
CNH Industrial NV Class A	344,014	3,526,144
Crane Co	19,554	4,173,997
Cummins Inc	29,831	18,918,820
Deere & Co	97,549	57,814,367
Donaldson Co Inc	45,577	4,295,176
Dover Corp	52,658	10,774,880
Esab Corp (c)	22,551	1,951,338
Flowserve Corp	50,304	3,822,601
Fortive Corp	120,239	7,119,351
Gates Industrial Corp Ltd	98,704	2,761,738
Graco Inc	65,203	5,175,814
IDEX Corp	29,252	6,741,123
Illinois Tool Works Inc	80,620	23,133,910
Ingersoll Rand Inc	154,635	12,893,466
ITT Inc	35,226	6,903,591
Lincoln Electric Holdings Inc	16,078	4,201,342
Middleby Corp/The (b)	17,118	2,286,622
Midera Food Processing Inc	17,060	818,027
Mueller Industries Inc	85,740	5,693,993
Nordson Corp	20,842	6,206,331
Oshkosh Corp	24,608	3,504,425
Otis Worldwide Corp	151,796	10,921,722
PACCAR Inc	204,113	27,081,714
Parker-Hannifin Corp	49,878	48,707,364
Pentair PLC	63,312	4,143,137
RBC Bearings Inc (b)	10,141	5,590,835
Snap-on Inc	20,028	8,219,691
SPX Technologies Inc (b)	19,214	4,219,779
Stanley Black & Decker Inc	61,379	5,805,226
Timken Co/The	25,435	3,498,584
Toro Co/The	37,743	3,467,449
Watts Water Technologies Inc Class A	10,763	3,721,738
Westinghouse Air Brake Technologies Corp	66,663	19,389,600
Xylem Inc/NY	93,736	10,964,300
		354,059,353
Marine Transportation - 0.0%
Kirby Corp (b)	21,050	2,760,497
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	37,254	1,767,702
Delta Air Lines Inc	242,884	21,237,777
Southwest Airlines Co	165,461	7,440,781
United Airlines Holdings Inc (b)	120,121	14,574,281
		45,020,541
Professional Services - 0.8%
Amentum Holdings Inc (b)	60,275	1,338,104
Automatic Data Processing Inc	100,171	26,691,565
Booz Allen Hamilton Holding Corp Class A	36,673	2,556,842
Broadridge Financial Solutions Inc	45,560	7,013,962
CACI International Inc (b)	8,637	4,299,067
Equifax Inc	46,827	8,083,277
ExlService Holdings Inc (b)	49,524	1,680,348
FTI Consulting Inc (b)	11,721	1,868,093
Genpact Ltd	61,315	2,156,449
Jacobs Solutions Inc	46,175	6,230,393
KBR Inc	49,575	1,814,941
Leidos Holdings Inc	49,512	5,723,587
Mobility Global Inc	116,803	2,380,445
Parsons Corp (b)	14,629	646,747
Paychex Inc	127,182	14,859,945
Paycom Software Inc	16,177	2,652,381
Paylocity Holding Corp (b)	15,974	2,202,735
Robert Half Inc (c)	38,960	1,472,687
Science Applications International Corp	16,935	1,983,597
SS&C Technologies Holdings Inc	81,939	6,313,400
TransUnion	76,056	5,979,523
UL Solutions Inc Class A	19,818	1,816,122
Verisk Analytics Inc	51,730	10,079,591
		119,843,801
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies Inc	14,522	5,013,140
Core & Main Inc Class A (b)	74,035	3,255,319
Fastenal Co	82,742	3,947,621
Ferguson Enterprises Inc	71,796	16,823,957
MSC Industrial Direct Co Inc Class A	17,898	2,208,613
QXO Inc (b)(c)	379,332	5,045,116
SiteOne Landscape Supply Inc (b)	17,220	1,626,256
Sunbelt Rentals Holdings Inc	162,074	11,656,362
United Rentals Inc	18,985	20,489,751
Watsco Inc	13,802	4,268,959
Wesco International Inc	18,898	6,491,274
WW Grainger Inc	2,428	3,356,030
		84,182,398
TOTAL INDUSTRIALS		1,600,799,868
Information Technology - 18.3%
Communications Equipment - 1.4%
Cisco Systems Inc	1,561,103	181,072,337
F5 Inc (b)	22,349	8,997,037
Motorola Solutions Inc	40,669	17,721,517
		207,790,891
Electronic Equipment, Instruments & Components - 0.7%
Advanced Energy Industries Inc	777	224,956
Arrow Electronics Inc (b)	20,104	4,353,923
Avnet Inc	32,048	2,847,144
CDW Corp/DE	50,475	7,460,710
Cognex Corp	65,909	4,299,903
Coherent Corp (b)	55,419	14,569,101
Flex Ltd (b)	144,690	16,458,488
Ingram Micro Holding Corp	17,451	492,293
IPG Photonics Corp (b)	10,142	862,679
Keysight Technologies Inc (b)	28,999	9,253,001
Littelfuse Inc	9,818	4,340,832
Ralliant Corp	44,239	2,891,903
Sanmina Corp (b)	13,564	2,516,936
TD SYNNEX Corp	30,245	7,733,647
Teledyne Technologies Inc (b)	18,190	11,924,818
TTM Technologies Inc (b)	5,539	639,422
Vontier Corp	55,384	1,779,488
Zebra Technologies Corp Class A (b)	18,948	5,567,301
		98,216,545
IT Services - 1.2%
Accenture PLC Class A	242,503	40,236,098
Akamai Technologies Inc (b)(c)	56,943	6,558,695
Amdocs Ltd	41,758	2,326,756
Applied Digital Corp (b)(c)	100,631	2,756,283
Cognizant Technology Solutions Corp Class A	187,446	10,375,136
EPAM Systems Inc (b)	20,117	2,123,550
IBM Corporation	371,750	83,141,888
Kyndryl Holdings Inc (b)	83,018	1,124,893
MongoDB Inc Class A (b)	2,759	931,106
Okta Inc Class A (b)	66,578	9,449,416
Twilio Inc Class A (b)	49,768	9,821,715
VeriSign Inc	32,228	9,346,765
		178,192,301
Semiconductors & Semiconductor Equipment - 2.4%
Amkor Technology Inc	49,259	2,456,546
Analog Devices Inc	179,197	65,838,770
Cirrus Logic Inc (b)	20,070	2,596,055
Enphase Energy Inc (b)	50,599	1,899,486
Entegris Inc	51,577	6,140,242
First Solar Inc (b)	38,131	8,046,785
GlobalFoundries Inc	49,828	2,490,902
Intel Corp (b)	1,732,707	156,290,171
MKS Inc	24,224	7,205,429
ON Semiconductor Corp (b)	147,131	12,007,361
Onto Innovation Inc (b)	15,767	4,077,031
Qnity Electronics Inc	82,842	10,867,214
Qorvo Inc (b)	33,292	3,015,256
QUALCOMM Inc	416,865	61,533,443
Skyworks Solutions Inc (c)	59,324	3,694,699
Universal Display Corp	17,018	1,364,162
		349,523,552
Software - 6.4%
Adobe Inc (b)	48,427	12,126,605
Aurora Innovation Inc Class A (b)(c)	475,765	3,068,684
Bentley Systems Inc Class B	51,471	1,824,132
BILL Holdings Inc (b)	34,285	1,547,282
BitMine Immersion Technologies Inc (c)	222,671	3,847,755
Ccc Intelligent Solutions Holdings Inc Class A (b)	216,466	1,318,278
Circle Internet Group Inc Class A (b)(c)	70,656	4,423,772
Docusign Inc (b)	71,692	3,930,872
Dolby Laboratories Inc Class A	23,468	1,380,153
Dropbox Inc Class A (b)	60,075	1,956,042
Dynatrace Inc (b)	96,274	4,266,864
Elastic NV (b)	17,544	1,154,220
Fair Isaac Corp (b)	1,592	1,787,768
Figma Inc Class A (b)(c)	84,203	2,047,817
Gen Digital Inc	193,040	5,298,948
Gitlab Inc Class A (b)	56,331	1,943,983
Guidewire Software Inc (b)	15,895	2,415,086
HubSpot Inc (b)	2,286	542,605
Intuit Inc	73,256	23,154,024
Klaviyo Inc Class A (b)	42,586	759,734
Microsoft Corp	1,467,763	682,098,822
Nutanix Inc Class A (b)	102,336	6,038,847
Pegasystems Inc	24,746	755,990
PTC Inc (b)	46,975	6,444,970
RingCentral Inc Class A	26,009	1,446,621
Roper Technologies Inc	40,401	15,835,980
Rubrik Inc Class A (b)	20,021	1,448,720
SailPoint Inc (b)(c)	25,988	435,819
Salesforce Inc	314,066	57,794,426
SentinelOne Inc Class A (b)	39,767	757,959
Strategy Inc Class A (b)	129,307	12,061,757
Synopsys Inc (b)	73,602	28,613,514
Trimble Inc (b)	91,352	5,168,696
Tyler Technologies Inc (b)	16,614	5,143,694
UiPath Inc Class A (b)(c)	157,595	2,010,912
Unity Software Inc (b)	142,419	4,516,106
Workday Inc Class A (b)	75,074	12,037,365
Zoom Communications Inc Class A (b)	105,051	10,092,250
		931,497,072
Technology Hardware, Storage & Peripherals - 6.2%
Apple Inc	2,617,792	808,662,128
Dell Technologies Inc Class C	104,858	42,506,287
Everpure Inc Class A (b)	16,954	1,308,340
Hewlett Packard Enterprise Co	523,243	25,063,340
HP Inc	361,060	9,846,106
IonQ Inc (b)(c)	152,198	5,546,095
NetApp Inc	50,194	8,959,629
Super Micro Computer Inc (b)(c)	199,448	5,664,323
		907,556,248
TOTAL INFORMATION TECHNOLOGY		2,672,776,609
Materials - 3.5%
Chemicals - 1.8%
Air Products and Chemicals Inc	86,532	25,517,421
Albemarle Corp	46,573	5,478,848
Axalta Coating Systems Ltd (b)	84,331	3,019,893
Celanese Corp	44,164	1,975,014
CF Industries Holdings Inc	60,542	7,579,253
Corteva Inc	265,540	20,900,653
Dow Inc	284,689	8,623,230
DuPont de Nemours Inc	53,986	7,396,082
Eastman Chemical Co	44,840	3,136,558
Ecolab Inc	98,001	27,208,018
Element Solutions Inc	90,168	3,311,871
International Flavors & Fragrances Inc	101,037	8,004,151
Linde PLC	182,200	87,160,836
LyondellBasell Industries NV Class A1	101,912	6,326,697
Mosaic Co/The	125,488	2,775,795
NewMarket Corp	2,430	2,065,889
Olin Corp	44,867	830,487
PPG Industries Inc	88,136	9,740,791
RPM International Inc	49,855	5,337,975
Scotts Miracle-Gro Co/The	17,545	1,152,356
Sherwin-Williams Co/The	67,383	22,967,496
Westlake Corp	13,018	917,768
		261,427,082
Construction Materials - 0.3%
CRH PLC	264,144	25,096,321
Eagle Materials Inc	12,297	2,520,147
James Hardie Industries PLC (b)	58,997	1,551,031
Martin Marietta Materials Inc	23,597	12,391,729
Vulcan Materials Co	51,216	13,755,081
		55,314,309
Containers & Packaging - 0.4%
Amcor PLC	182,513	8,191,183
AptarGroup Inc	25,033	3,353,421
Avery Dennison Corp	30,263	5,136,539
Ball Corp	105,130	6,822,937
Crown Holdings Inc	44,036	5,189,643
Graphic Packaging Holding CO	115,357	1,237,780
International Paper Co	207,302	8,464,141
Packaging Corp of America	34,277	8,426,658
Silgan Holdings Inc	34,952	1,397,380
Smurfit Westrock PLC	206,375	9,487,059
Sonoco Products Co	38,699	2,181,076
		59,887,817
Metals & Mining - 1.0%
Alcoa Corp	103,984	4,706,316
Cleveland-Cliffs Inc (b)	223,589	2,575,745
Coeur Mining Inc	405,878	6,051,641
Freeport-McMoRan Inc	565,316	35,405,741
Hecla Mining Co	236,362	3,337,431
MP Materials Corp (b)(c)	56,665	2,344,231
Newmont Corp	421,714	39,518,820
Nucor Corp	87,089	22,407,129
Reliance Inc	20,123	8,171,950
Royal Gold Inc	33,503	6,645,320
Steel Dynamics Inc	48,853	12,274,805
		143,439,129
TOTAL MATERIALS		520,068,337
Real Estate - 3.6%
Diversified REITs - 0.0%
WP Carey Inc	87,327	6,427,266
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc	67,826	3,489,648
American Healthcare REIT Inc	75,408	4,192,685
Healthcare Realty Trust Inc	132,291	2,779,434
Healthpeak Properties Inc	273,995	5,981,311
Janus Living Inc Class A	18,361	554,686
Medical Properties Trust Inc (c)	196,614	910,323
Omega Healthcare Investors Inc	117,715	5,959,910
Ventas Inc	191,381	17,896,037
Welltower Inc	279,366	65,494,565
		107,258,599
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	268,159	6,738,836
Industrial REITs - 0.5%
Americold Realty Trust Inc	112,852	1,590,085
EastGroup Properties Inc	21,073	4,404,468
First Industrial Realty Trust Inc	52,092	3,429,737
Lineage Inc	27,385	1,160,302
Prologis Inc	368,258	53,253,790
Rexford Industrial Realty Inc	89,001	3,361,568
STAG Industrial Inc Class A	75,590	2,892,073
		70,092,023
Office REITs - 0.1%
BXP Inc	62,578	4,387,969
Cousins Properties Inc	64,430	2,032,767
Kilroy Realty Corp	45,582	1,769,493
Vornado Realty Trust	69,176	2,724,843
		10,915,072
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	104,454	15,334,892
CoStar Group Inc (b)	142,602	4,101,234
Howard Hughes Holdings Inc (b)	12,283	785,128
Jones Lang LaSalle Inc (b)	17,253	6,125,333
Zillow Group Inc Class A (b)(c)	15,664	543,384
Zillow Group Inc Class C (b)	63,979	2,179,125
		29,069,096
Residential REITs - 0.4%
American Homes 4 Rent Class A	132,474	4,427,281
AvalonBay Communities Inc	54,858	10,182,193
Camden Property Trust	38,922	4,312,947
Equity LifeStyle Properties Inc	76,218	4,959,505
Equity Residential	147,328	9,789,946
Essex Property Trust Inc	25,268	7,179,650
Invitation Homes Inc	234,098	6,957,393
Mid-America Apartment Communities Inc	45,695	6,047,276
Sun Communities Inc	48,215	5,953,588
UDR Inc	128,127	4,889,326
		64,699,105
Retail REITs - 0.3%
Agree Realty Corp	46,709	3,633,960
Brixmor Property Group Inc	120,417	3,794,340
Federal Realty Investment Trust	33,836	4,198,709
Kimco Realty Corp	261,207	6,655,554
NNN REIT Inc	74,710	3,550,219
Realty Income Corp	368,805	23,555,576
Regency Centers Corp	72,043	5,784,332
		51,172,690
Specialized REITs - 1.3%
American Tower Corp	64,972	11,263,546
Crown Castle Inc	172,414	13,155,188
CubeSmart	89,363	3,704,990
Digital Realty Trust Inc	143,008	26,959,868
EPR Properties	29,560	1,834,789
Equinix Inc	38,920	39,670,379
Extra Space Storage Inc	82,817	12,260,229
Fermi Inc (c)	81,414	463,246
Gaming and Leisure Properties Inc	107,500	4,814,925
Iron Mountain Inc	116,789	14,285,630
Lamar Advertising Co Class A	26,163	4,185,033
Millrose Properties Inc Class A	60,464	1,691,783
Public Storage	59,286	19,218,743
Rayonier Inc	118,408	2,578,926
SBA Communications Corp Class A	41,632	7,534,559
VICI Properties Inc	428,887	11,301,172
Weyerhaeuser Co	284,532	7,121,836
		182,044,842
TOTAL REAL ESTATE		528,417,529
Utilities - 3.7%
Electric Utilities - 2.4%
Alliant Energy Corp	102,109	7,227,275
American Electric Power Co Inc	215,243	27,518,818
Constellation Energy Corp	118,264	31,073,866
Duke Energy Corp	307,845	38,612,998
Edison International	150,462	11,039,397
Entergy Corp	180,754	19,452,745
Evergy Inc	91,015	7,555,155
Eversource Energy	148,575	10,636,484
Exelon Corp	404,896	18,552,335
FirstEnergy Corp	217,357	10,500,517
IDACORP Inc	21,872	3,125,728
NextEra Energy Inc	824,871	71,697,788
OGE Energy Corp	81,324	3,850,691
Oklo Inc Class A (b)(c)	55,521	2,155,880
PG&E Corp	866,835	15,065,592
Pinnacle West Capital Corp	47,859	4,833,280
PPL Corp	297,354	10,469,834
Southern Co/The	445,907	42,156,049
Xcel Energy Inc	246,690	19,291,158
		354,815,590
Gas Utilities - 0.1%
Atmos Energy Corp	65,160	11,258,345
MDU Resources Group Inc	80,709	1,610,144
National Fuel Gas Co	37,142	3,057,158
UGI Corp	84,881	3,065,902
		18,991,549
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	280,749	4,121,395
Clearway Energy Inc Class C	47,568	1,509,332
Talen Energy Corp (b)	5,345	1,785,765
		7,416,492
Multi-Utilities - 1.0%
Ameren Corp	109,212	11,970,727
CenterPoint Energy Inc	258,445	10,865,028
CMS Energy Corp	121,435	8,742,106
Consolidated Edison Inc	145,651	15,854,111
Dominion Energy Inc	347,675	24,048,680
DTE Energy Co	82,043	11,639,440
NiSource Inc	189,065	8,400,158
Public Service Enterprise Group Inc	197,216	15,122,523
Sempra	258,336	22,875,653
WEC Energy Group Inc	128,792	14,092,421
		143,610,847
Water Utilities - 0.1%
American Water Works Co Inc	76,982	10,328,675
Essential Utilities Inc	111,880	4,458,418
		14,787,093
TOTAL UTILITIES		539,621,571
TOTAL UNITED STATES		14,544,448,814
TOTAL COMMON STOCKS (Cost $11,184,067,217)		14,596,659,221

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (f) (Cost $2,053,526)	3.64	2,056,000	2,053,941

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	44,409,092	44,417,974
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	55,643,079	55,648,643
TOTAL MONEY MARKET FUNDS (Cost $100,065,085)			100,066,617

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $11,286,185,828)	14,698,779,779
NET OTHER ASSETS (LIABILITIES) - (0.3)% (d)	(43,108,038)
NET ASSETS - 100.0%	14,655,671,741

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	72	9/2026	27,069,300	250,628
CME E-Mini S&P MidCap 400 Index Contracts (United States)	79	9/2026	29,805,910	(103,457)
TOTAL LONG				147,171

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $1,835,208 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,053,941.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $42,059,081.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	20,506,119	301,020,148	277,112,686	282,366	2,861	1,532	44,417,974	44,409,092
Fidelity Securities Lending Cash Central Fund	82,385,015	109,230,712	135,967,084	70,810	-	-	55,648,643	55,643,079
	102,891,134	410,250,860	413,079,770	353,176	2,861	1,532	100,066,617

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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